OTHER INCOME - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER INCOME
Grant recognized in respect of COVID-19 subsidy	$ 0	$ 1,995,000	$ 2,594,000
Grant recognized in respect of employment support scheme within COVID-19 subsidy		$ 1,993,000	$ 510,000